Earnings per share (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Net earnings attributable to common shareholders - basic	$ 3,040	$ 2,785
Dividends declared per common share (in dollars) (CAD Per Share)	$ 3.17	$ 3.02
Weighted average number of common shares outstanding (in millions)
Average number of common shares outstanding - basic (millions) (in shares)	900,800,000	898,600,000
Assumed exercise of stock options (in shares)	600,000	300,000
Weighted average number of common shares outstanding - diluted (in millions) (in shares)	901,400,000	898,900,000
Shares excluded from calculation of earnings per share (in shares)	61,170	12,252,594